CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q2) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities:
Net (loss) income	$ (166,692)	$ 1,433,402
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(1,180,950)	(1,910,834)
Unrealized loss on investments held in Trust Account	35,047	28,278
Dividend earned on investments held in Trust Account	(487,564)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,336)	(6,464)
Accrued expenses	1,373,833	70,343
Net cash used in operating activities	(427,662)	(385,275)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with redemption	8,158,743	0
Cash withdrawn from Trust Account for working capital purposes	0	600,000
Net cash provided by investing activities	8,158,743	600,000
Cash Flows from Financing Activities:
Redemption of Class A ordinary shares	(8,158,743)	0
Net cash used in financing activities	(8,158,743)	0
Net Change in Cash	(427,662)	214,725
Cash – Beginning of period	865,031	1,129,684
Cash – End of period	$ 437,369	$ 1,344,409